SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
Schedule of reporting information by segment
Three months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate [1]	Consolidated
(millions of Canadian dollars)
Revenues	323	495	5,252	1,777	-	7,847
Commodity and gas distribution costs	-	(212)	(4,866)	(1,107)	-	(6,185)
Operating and administrative	(252)	(135)	(120)	(282)	(7)	(796)
Depreciation and amortization	(103)	(79)	(16)	(131)	(5)	(334)
Environmental costs, net of recoveries	(51)	-	-	(5)	-	(56)
	(83)	69	250	252	(12)	476
Income/(loss) from equity investments	36	-	31	14	(17)	64
Other income/(expense)	10	1	5	7	(192)	(169)
Interest income/(expense)	(73)	(38)	(20)	(98)	25	(204)
Income taxes recovery/(expense)	44	(5)	(106)	(63)	89	(41)
Earnings/(loss)	(66)	27	160	112	(107)	126
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(40)	-	(41)
Preference share dividends	-	-	-	-	(43)	(43)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	(67)	27	160	72	(150)	42
Additions to property, plant and equipment	863	118	128	485	5	1,599

Three months ended June 30, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	525	429	3,242	1,520	-	5,716
Commodity and gas distribution costs	-	(140)	(3,405)	(898)	-	(4,443)
Operating and administrative	(243)	(129)	(41)	(259)	(9)	(681)
Depreciation and amortization	(97)	(84)	(18)	(108)	(3)	(310)
Environmental costs, net of recoveries	-	-	-	(23)	-	(23)
	185	76	(222)	232	(12)	259
Income/(loss) from equity investments	6	-	35	12	(10)	43
Other income/(expense)	13	4	9	8	(65)	(31)
Interest income/(expense)	(66)	(40)	(13)	(96)	2	(213)
Income taxes recovery/(expense)	(29)	(20)	79	(47)	35	18
Earnings/(loss)	109	20	(112)	109	(50)	76
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	-	-	(44)	-	(45)
Preference share dividends	-	-	-	-	(23)	(23)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	108	20	(112)	65	(73)	8
Additions to property, plant and equipment	482	111	208	389	(7)	1,183

Six months ended June 30, 2013	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate[1]	Consolidated
(millions of Canadian dollars)
Revenues	867	1,561	9,895	3,541	-	15,864
Commodity and gas distribution costs	-	(878)	(9,434)	(2,271)	-	(12,583)
Operating and administrative	(490)	(269)	(161)	(542)	2	(1,460)
Depreciation and amortization	(203)	(158)	(31)	(255)	(9)	(656)
Environmental costs, net of recoveries	(51)	-	-	(188)	-	(239)
	123	256	269	285	(7)	926
Income from equity investments	61	-	64	27	13	165
Other income/(expense)	20	2	20	4	(263)	(217)
Interest expense	(144)	(78)	(38)	(191)	(8)	(459)
Income taxes recovery/(expense)	22	(46)	(126)	(75)	122	(103)
Earnings/(loss)	82	134	189	50	(143)	312
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	-	64	-	62
Preference share dividends	-	-	-	-	(82)	(82)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	80	134	189	114	(225)	292
Additions to property, plant and equipment	1,630	221	266	930	9	3,056

Six months ended June 30, 2012	Liquids Pipelines[2]	Gas Distribution	Gas Pipelines, Processing and Energy Services[2,3]	Sponsored Investments[2]	Corporate[1,3]	Consolidated
(millions of Canadian dollars)
Revenues	1,119	1,346	6,528	3,348	-	12,341
Commodity and gas distribution costs	-	(700)	(6,862)	(2,101)	-	(9,663)
Operating and administrative	(455)	(256)	(76)	(519)	(7)	(1,313)
Depreciation and amortization	(191)	(167)	(33)	(213)	(6)	(610)
Environmental costs, net of recoveries	-	-	-	(26)	-	(26)
	473	223	(443)	489	(13)	729
Income/(loss) from equity investments	7	-	71	27	(16)	89
Other income/(expense)	17	(1)	22	23	(6)	55
Interest expense	(128)	(81)	(24)	(194)	(3)	(430)
Income taxes recovery/(expense)	(76)	(43)	157	(92)	43	(11)
Earnings/(loss)	293	98	(217)	253	5	432
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests	(2)	-	(1)	(122)	-	(125)
Preference share dividends	-	-	-	-	(38)	(38)
Earnings/(loss) attributable to Enbridge Inc. common shareholders	291	98	(218)	131	(33)	269
Additions to property, plant and equipment	783	205	372	645	(6)	1,999

1           Included within the Corporate segment was Interest income of $101 million and $193 million for the three and six months ended June 30, 2013, respectively, (2012 - $86 million and $164 million, respectively) charged to other operating segments.

2            In December 2012, certain crude oil storage and renewable energy assets were transferred to Enbridge Income Fund within the Sponsored Investments segment. Earnings from the assets for the three and six months ended June 30, 2012 of $9 million and $18 million, respectively, have not been reclassified among segments for presentation purposes.

3            Due to a change in organizational structure, effective January 1, 2013, a loss of $3 million and additions to property, plant and equipment of $42 million and $58 million for the three and six months ended June 30, 2013, respectively, were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment.

TOTAL ASSETS

	June 30, 2013	December 31, 2012
(millions of Canadian dollars)
Liquids Pipelines	17,435	15,124
Gas Distribution	7,248	7,416
Gas Pipelines, Processing and Energy Services[1]	6,270	5,349
Sponsored Investments	16,992	15,648
Corporate[1]	3,123	3,263
	51,068	46,800

1            At December 31, 2012, total assets of $342 million were reclassified from the Corporate segment to the Gas Pipelines, Processing and Energy Services segment as a result of a change in organizational structure.